DEBT (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
DEBT
Summary of long term debt

As of
December 31, 2015
(in thousands)
Revolving line of credit	$170,990
Credit facility term loan	96,656
Total debt	267,646
Less current maturities of long-term debt	22,305
Long-term debt	$245,341

Summary of Company's leverage ratio

Leverage Ratio Before Receipt of Fourth Quarter 2017	Eurodollar	Base Rate
Compliance Certificate	Advances	Advances
< 4.00	4.00%	3.00%
≥ 4.00	4.50%	3.50%

Leverage Ratio After Receipt of Fouth Quarter 2017	Eurodollar	Base Rate
Compliance Certificate	Advances	Advances
< 2.00	3.00%	2.00%
≥ 2.00 < 2.50	3.25%	2.25%
≥ 2.50 < 3.00	3.50%	2.50%
≥ 3.00 < 3.50	3.75%	2.75%
≥ 3.50 < 4.00	4.00%	3.00%
≥ 4.00	4.50%	3.50%

	Eurodollar	Base Rate
Leverage Ratio After Receipt of Third Quarter 2017 Compliance Certificate	Advances	Advances
< 4.00	4.00%	3.00%
≥ 4.00	4.50%	3.50%

	Eurodollar	Base Rate
Leverage Ratio After Receipt of Third Quarter 2017 Compliance Certificate	Advances	Advances
< 2.00	3.00%	2.00%
≥ 2.00 < 2.50	3.25%	2.25%
≥ 2.50 < 3.00	3.50%	2.50%
≥ 3.00 < 3.50	3.75%	2.75%
≥ 3.50 < 4.00	4.00%	3.00%
≥ 4.00	4.50%	3.50%